Tangible Equity Units - Additional Information (Detail) shares in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 07, 2018 USD ($) $ / unit shares	Jun. 30, 2015 USD ($) $ / unit shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
TEUs - senior amortizing notes due 2018 [Member]
Tangible Equity Units [Line Items]
Principal amount per amortizing note | $ / unit	10.95
Debt instrument, stated interest rate	1.50%
Final payment | $	$ 9		$ 17	$ 34
Debt instrument, maturity date	Jun. 07, 2018
7.50% Tangible Equity Units [Member]
Tangible Equity Units [Line Items]
Number of tangible equity units issued (in units)		9.2
Tangible equity unit rate		7.50%
Stated amount per tangible equity unit (in usd per unit) | $ / unit		50.00
Total net proceeds | $		$ 445
Equity Component of 7.5% Tangible Equity Units [Member] | Settled In Wgp Common Units [Member]
Tangible Equity Units [Line Items]
Purchase contract, mandatory settlement date	Jun. 07, 2018
Number of tangible equity units settled (in units)	9.2
Shares issued (in units)	8.2
Settlement rate	0.8921